CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY ₨ in Millions, $ in Millions	INR (₨) shares	USD ($) shares	Revision of Prior Period, Change in Accounting Principle, Adjustment [Member] INR (₨)	[2]	Equity Shares INR (₨) shares	Equity Shares USD ($) shares	Additional Paid In Capital INR (₨)	Additional Paid In Capital USD ($)	Retained Earnings INR (₨)	Retained Earnings USD ($)	Retained Earnings Revision of Prior Period, Change in Accounting Principle, Adjustment [Member] INR (₨)	[2]	Statutory Reserve INR (₨) [1]	Statutory Reserve USD ($)	[1]	Accumulated Other Comprehensive Income (Loss) INR (₨)	Accumulated Other Comprehensive Income (Loss) USD ($)	Total HDFC Bank Limited Shareholders' Equity INR (₨)	Total HDFC Bank Limited Shareholders' Equity USD ($)	Total HDFC Bank Limited Shareholders' Equity Revision of Prior Period, Change in Accounting Principle, Adjustment [Member] INR (₨)	[2]	Noncontrolling Interest INR (₨)	Noncontrolling Interest USD ($)
Balance at Mar. 31, 2019	₨ 1,635,624.6				₨ 5,446.6		₨ 739,763.6		₨ 587,235.2				₨ 288,321.1			₨ 11,808.8		₨ 1,632,575.3				₨ 3,049.3
Balance at Mar. 31, 2019 | shares					5,446,613,220	5,446,613,220
Shares issued upon exercise of options	18,486.8				₨ 36.7		18,450.1											18,486.8
Shares issued upon exercise of options (in shares) | shares					36,673,240	36,673,240
Share-based compensation	7,476.1						7,476.1											7,476.1
Dividends, including dividend tax	(66,447.3)								(66,447.3)									(66,447.3)
Change in ownership interest in subsidiary	0.0						198.8											198.8				(198.8)
Shares issued to noncontrolling interest	466.8																	0.0				466.8
Transfer to statutory reserve	0.0								(67,717.2)				67,717.2					0.0
Net income	260,364.0								260,269.9									260,269.9				94.1
Net change in accumulated other comprehensive income	40,522.8															40,522.8		40,522.8
Balance at Mar. 31, 2020	1,896,493.8		₨ (62,480.4)		₨ 5,483.3		765,888.6		713,340.6		₨ (62,480.4)		356,038.3			52,331.6		1,893,082.4		₨ (62,480.4)		3,411.4
Balance at Mar. 31, 2020 | shares					5,483,286,460	5,483,286,460
Shares issued upon exercise of options	17,601.0				₨ 29.5		17,571.5											17,601.0
Shares issued upon exercise of options (in shares) | shares					29,490,022	29,490,022
Share-based compensation	10,603.5						10,603.5											10,603.5
Dividends, including dividend tax	(166.6)								(166.6)									(166.6)
Change in ownership interest in subsidiary	0.0						156.7											156.7				(156.7)
Shares issued to noncontrolling interest	492.4																	0.0				492.4
Transfer to statutory reserve	0.0								(78,797.0)				78,797.0					0.0
Net income	326,006.4								325,977.1									325,977.1				29.3
Net change in accumulated other comprehensive income	(25,145.3)															(25,145.3)		(25,145.3)
Balance at Mar. 31, 2021	₨ 2,163,404.8				₨ 5,512.8		794,220.3		897,873.7				434,835.3			27,186.3		2,159,628.4				3,776.4
Balance at Mar. 31, 2021 | shares	5,512,776,482	5,512,776,482			5,512,776,482	5,512,776,482
Shares issued upon exercise of options	₨ 26,097.3				₨ 32.7		26,064.6											26,097.3
Shares issued upon exercise of options (in shares) | shares					32,764,494	32,764,494
Share-based compensation	13,874.5						13,874.5											13,874.5
Dividends, including dividend tax	(36,239.2)								(36,239.2)									(36,239.2)
Change in ownership interest in subsidiary	0.0						455.8											455.8				(455.8)
Shares issued to noncontrolling interest	691.8																					691.8
Transfer to statutory reserve	0.0								(94,443.8)				94,443.8
Net income	386,603.0	$ 5,095.4							386,000.4									386,000.4				602.6
Net change in accumulated other comprehensive income	(44,978.8)	(592.9)														(44,978.8)		(44,978.8)
Balance at Mar. 31, 2022	₨ 2,509,453.4	$ 33,075.7			₨ 5,545.5	$ 73.1	₨ 834,615.2	$ 11,000.6	₨ 1,153,191.1	$ 15,199.6			₨ 529,279.1	$ 6,976.1		₨ (17,792.5)	$ (234.5)	₨ 2,504,838.4	$ 33,014.9			₨ 4,615.0	$ 60.8
Balance at Mar. 31, 2022 | shares	5,545,540,976	5,545,540,976			5,545,540,976	5,545,540,976

[1]	Under local regulations, the Bank is required to transfer 25% of its profit after tax (per Indian GAAP) to anon-distributable statutory reserve and to meet certain other conditions in order to pay dividends without prior RBI approval.
[2]	Effective April 1, 2020, the Bank adopted ASU 2016-13 Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (see notes 2g, 2i, 5, 9, 20 and 23).